Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Supplemental Schedule
EMERSON ELECTRIC CO. RETIREMENT SAVINGS PLAN

Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of September 30, 2025
Employer Identification Number: 43-0259330
Plan Number: 101

	Identity of Issue	Investment Type	Cost***	Current Value**

*	Participant Loan Fund	Interest Rate Range: 4.25% - 9.50%**		$775,457

*	Party-in-Interest
**	Current value and the range of interest rates exclude participant loans deemed distributed in accordance with IRS Form 5500 instructions for Schedule H, Line 4i.
***	Cost excluded in accordance with IRS Form 5500 instructions for Schedule H, Line 4i.